GOLDMAN SACHS TRUST
Goldman Sachs Retirement Strategies Portfolios
Class A Shares, Institutional Shares, Service Shares,
Class R Shares and Class IR Shares of the
Goldman Sachs Retirement Strategy 2010 Portfolio
Goldman Sachs Retirement Strategy 2015 Portfolio
Goldman Sachs Retirement Strategy 2020 Portfolio
Goldman Sachs Retirement Strategy 2030 Portfolio
Goldman Sachs Retirement Strategy 2040 Portfolio
Goldman Sachs Retirement Strategy 2050 Portfolio
(collectively, the “Portfolios”)

Supplement dated July 15, 2009 to the
Prospectuses dated December 29, 2008 (the “Prospectuses”)

The following replaces footnote 5 in its entirety in the “Portfolio Fees and Expenses” section of each of the Prospectuses for the Class A Shares and Service Shares of the Portfolios:

5	The Portfolios’ annual operating expenses have been restated to reflect expenses for the current fiscal year. If a Portfolio’s assets decrease or increase in the future, the Portfolio’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 4 in its entirety in the “Portfolio Fees and Expenses” section of the Prospectus for the Institutional Shares of the Portfolios:

4	The Portfolios’ annual operating expenses have been restated to reflect expenses for the current fiscal year. If a Portfolio’s assets decrease or increase in the future, the Portfolio’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 1 in its entirety in the “Portfolio Fees and Expenses” section of the Prospectus for the Class R Shares and Class IR Shares of the Portfolios:

1	The Portfolios’ annual operating expenses have been restated to reflect expenses for the current fiscal year. If a Portfolio’s assets decrease or increase in the future, the Portfolio’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

This supplement should be retained with your Prospectus for future reference.

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